Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets, net and goodwill
11. Intangible assets, net and goodwill
a)
An analysis of intangible assets at December 31, 2019, 2020 and 2021 is as follows:

	For the year ended December 31, 2019
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	233,478,974	Ps.	13,206,877	Ps.	7,844,339	Ps.	7,286,114	Ps.	—	Ps.	(15,715,442)	Ps.	246,100,862
Accumulated amortization		(130,180,579)		—		—		(2,391,624)		(11,577,160)		9,481,480		(134,667,883)

Net		103,298,395		13,206,877		7,844,339		4,894,490		(11,577,160)		(6,233,962)		111,432,979

Trademarks		28,207,166		53,467		—		(6,012)		—		(835,613)		27,419,008
Accumulated amortization		(23,539,961)		—		—		—		(1,008,483)		618,145		(23,930,299)

Net		4,667,205		53,467		—		(6,012)		(1,008,483)		(217,468)		3,488,709

Customer relationships		25,543,068		20,248		—		5,507		—		(2,693,812)		22,875,011
Accumulated amortization		(18,761,537)		—		—		—		(3,371,924)		2,357,831		(19,775,630)

Net		6,781,531		20,248		—		5,507		(3,371,924)		(335,981)		3,099,381

Software licenses		14,309,258		2,729,480		—		(949,858)		—		(2,984,770)		13,104,110
Accumulated amortization		(7,704,803)		—		—		(1)		(2,479,088)		2,183,149		(8,000,743)

Net		6,604,455		2,729,480		—		(949,859)		(2,479,088)		(801,621)		5,103,367

Content rights		7,549,709		1,427,694		—		1,638,007		—		(455,228)		10,160,182
Accumulated amortization		(6,763,592)		—		—		(8,720)		(1,772,779)		429,862		(8,115,229)

Net		786,117		1,427,694		—		1,629,287		(1,772,779)		(25,366)		2,044,953

Total of intangibles, net	Ps.	122,137,703	Ps.	17,437,766	Ps.	7,844,339	Ps.	5,573,413	Ps.	(20,209,434)	Ps.	(7,614,398)	Ps.	125,169,389

Goodwill	Ps.	145,566,497	Ps .	—	Ps.	10,869,571	Ps.	(843,005)		—	Ps.	(2,693,262)	Ps.	152,899,801

	For the year ended December 31, 2020
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year

Licenses and rights of use	Ps.	246,100,862	Ps.	15,079,714	Ps.	4,436,313	Ps.	1,502,981	Ps.	—	Ps.	(14,029,709)	Ps.	253,090,161
Accumulated amortization		(134,667,883)		—		—		105,892		(14,274,497)		14,227,424		(134,609,064)

Net		111,432,979		15,079,714		4,436,313		1,608,873		(14,274,497)		197,715		118,481,097

Trademarks		27,419,008		162,309		12,110		4,000		—		1,534,938		29,132,365
Accumulated amortization		(23,930,299)		—		—		(4,276)		(300,727)		(1,119,645)		(25,354,947)

Net		3,488,709		162,309		12,110		(276)		(300,727)		415,293		3,777,418

Customer relationships		22,875,011		1,935		2,689,718		(5,763)		—		4,018,365		29,579,266
Accumulated amortization		(19,775,630)		—		—		855		(1,654,237)		(3,996,593)		(25,425,605)

Net		3,099,381		1,935		2,689,718		(4,908)		(1,654,237)		21,772		4,153,661

Software licenses		13,104,110		2,445,784		36		(2,485,429)		—		4,236,645		17,301,146
Accumulated amortization		(8,000,743)		—		—		2,013,617		(2,667,870)		(3,578,452)		(12,233,448)

Net		5,103,367		2,445,784		36		(471,812)		(2,667,870)		658,193		5,067,698

Content rights		10,160,182		1,570,415		—		(313,942)		—		619,657		12,036,312
Accumulated amortization		(8,115,229)		—		—		—		(1,440,749)		(503,241)		(10,059,219)

Net		2,044,953		1,570,415		—		(313,942)		(1,440,749)		116,416		1,977,093

Total of intangibles, net	Ps.	125,169,389	Ps.	19,260,157	Ps.	7,138,177	Ps.	817,935	Ps.	(20,338,080)	Ps.	1,409,389	Ps.	133,456,967

Goodwill	Ps.	152,899,801	Ps.	—	Ps.	(7,014,120)	Ps.	(537,343)	Ps.	—	Ps.	(2,295,479)	Ps.	143,052,859

	For the year ended December 31, 2021
	Balance at beginning of year		Acquisitions		Disposals and other		Amortization of the year		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year

Licenses and rights of use	Ps.	253,090,161	Ps.	24,406,905	Ps.	(4,427,685)	Ps.	—	Ps.	(7,011,691)	Ps.	266,057,690
Accumulated amortization		(134,609,064)		—		6,764,067		(14,682,451)		6,737,503		(135,789,945)

Net		118,481,097		24,406,905		2,336,382		(14,682,451)		(274,188)		130,267,745

Trademarks (1)		29,132,365		75,100		(1,129,666)		—		(401,946)		27,675,853
Accumulated amortization		(25,354,947)		—		802,717		(140,205)		308,745		(24,383,690)

Net		3,777,418		75,100		(326,949)		(140,205)		(93,201)		3,292,163

Customer relationships (1)		29,579,266		229,936		(4,133,408)		—		(1,105,668)		24,570,126
Accumulated amortization		(25,425,605)		—		3,830,742		(707,500)		1,093,401		(21,208,962)

Net		4,153,661		229,936		(302,666)		(707,500)		(12,267)		3,361,164

Software licenses		17,301,146		2,660,330		(3,484,755)		—		(1,225,585)		15,251,136
Accumulated amortization		(12,233,448)		(626)		3,482,440		(2,738,978)		1,052,938		(10,437,674)

Net		5,067,698		2,659,704		(2,315)		(2,738,978)		(172,647)		4,813,462

Content rights		12,036,312		818,436		(281,747)		—		429,319		13,002,320
Accumulated amortization		(10,059,219)		—		(147,668)		(899,666)		(404,537)		(11,511,090)

Net		1,977,093		818,436		(429,415)		(899,666)		24,782		1,491,230

Total of intangibles, net	Ps.	133,456,967	Ps.	28,190,081	Ps.	1,275,037	Ps.	(19,168,800)	Ps.	(527,521)	Ps.	143,225,764

Goodwill (1)	Ps.	143,052,859	Ps.	—	Ps.	(3,516,287)	Ps.	—	Ps.	(2,958,378)	Ps.	136,578,194

(1)	Includes disposals related to the sale of TracFone. See Note 2Ac.
b) The aggregate carrying amount of goodwill is allocated as follows:

	2020	2021
Europe	Ps . 53,388,139	Ps . 52,307,190
Brazil	18,730,686	18,017,916
Puerto Rico	17,463,394	17,463,394
Dominican Republic	14,186,723	14,186,723
Colombia	12,253,743	11,685,585
México	10,148,380	10,164,814
Peru	2,710,979	2,532,770
Chile	2,558,098	2,311,239
El Salvador	2,499,544	2,510,595
United States (Tracfone) (3)	3,362,900	—
Ecuador	2,155,384	2,155,384
Guatemala	2,301,533	1,947,203
Other countries	1,293,356	1,295,381

	Ps.143,052,859	Ps.136,578,194

c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2019, 2020 and 2021:
2019 Acquisitions
i) In 2019, Claro Brasil increased its licenses value by Ps.

3,457,251 by renewal licenses Anatel and reversion of IRU of Telxus referring to ICMS.
ii) In 2019,

AMX’s subsidiary in
Austria acquired licenses to operate certain frequencies for Ps.

3,023,732, (3.5 GHz; EUR 64.3 mn), Belarus (2.1 GHz; EUR 9.5 mn) and Croatia (2.1 GHz; EUR 7.2 mn).
iii) In 2019, Telmex increased its licenses value by Ps.

459,668 for rights to use IFETEL with a validity of 20 years, and a right to use submarine cable with a validity of 10 years.
iv) In January 2019, Telcel acquired licenses for an amount of Ps.1,649,525 for PC´s 98 concessions titles and September 30, 2019 for 400 MHZ concessions titles.
v) In December 2019, Comcel increased its licenses value by Ps.

2,753,768 or (468,511,573,375 Colombian pesos) in accordance with Res.3386 of December 23, granted Claro (Comcel) the 20 years renewal of 10 MHz of spectrum in the 1900 MHz band.
vi) Additionally, in 2019, the Company acquired other licenses in Puerto Rico, Argentina, Guatemala, Panamá and other countries in the amount of Ps.

1,862,934.
2020 Acquisitions
i) In February 2020, Comcel increased its licenses value by Ps.

9,246,825 for an auction of the 30 Mhz spectrum in the 2,500 band for a period of 20 years in accordance with resolution. 325,326 and 327 of February 20, 2020 issued by the Ministry of Information and Communication (MINTIC)
ii) In 2020, Telcel acquired licenses for an amount Ps.

1,806,875 for Axtel and Ultra Vision concession titles valid from 2020 to 2040.
iii) In January 2020, CTE acquired licenses by Ps.

620,052 for 12 pairs of frequencies, advance payment of Advanced Wireless Services (AWS) band and complementary payment of AWS band of block 4.
iv) In 2020, TAG acquired licenses for the right of us for Ps.

1,704,280, in Slovenia and VIP Movil 1940E.
v) Additionally, in 2020, the Company acquired other licenses in Puerto Rico, Argentina, Uruguay, Honduras, Paraguay, Brasil and other countries in the amount of
Ps.

1,701,682.
2021 Acquisitions
i) In December the subsidiary Claro Brasil acquired a 5G license for
Ps.

17,789,163
carried out by ANATEL in November 2021, for the sale of radio frequency bands. The total amount of this license was recorded in the intangibles line on December 31, 2021.
ii) During the year, AMX’s subsidiary in Austria acquired licenses for
 Ps.

1,752,128
.
iii) In November, AMX’s subsidiary in the Dominican Republic acquired a 5G concession and right of operation until
 2041 for an amount of Ps.

2,008,503
.

iv) AMX’s subsidiary in Colombia renewed spectrum at 5 MHZ in the 1900 MHZ band for an amount of
Ps.

1,599,473
according to resolution 2802 of October 2021, and made acquisitions of terrestrial fiber optics and submarine cable valid for
2 and 3 years
.
v) In February 2021, AMX’s subsidiary in El Salvador acquired licenses for an amount of
Ps.139,363
.
The concession is for 10 MHZ in the 1,900 mobile network bandwidth coverage in the national territory, exploitable as of February 28, 2021 with validity of
 20 years.
vi) In February 2021, AMX’s subsidiary in Chile acquired a concession for
Ps.

411,375 for
 the Concession of Band 1900 MHZ with a term
of 10 years.
Additionally, in 2021, the Company acquired other licenses in Mexico, Guatemala, Brazil, Ecuador, Peru, Argentina and other countries for an amount of

Ps.
706,900
Amortization of intangibles for the years ended December 31, 2019, 2020 and 2021 amounted to Ps.

20,209,434, Ps.

20,338,080 and Ps.

19,168,800 respectively.
Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.